INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Taxes payable, current	$ 8.0
Taxes receivable, current		$ 1.0
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current (expense) benefit	(1.0)	9.0	$ 5.0
Deferred (expense) benefit	8.0	26.0	5.0
Income tax (expense) benefit	7.0	35.0	10.0
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected income tax (expense) benefit	23.0	33.0	9.0
Dividends received deduction	2.0	2.0	1.0
Change in tax law	(18.0)	0.0	0.0
Income tax (expense) benefit	7.0	$ 35.0	$ 10.0
Tax Cuts And Jobs Act Of 2017, incomplete accounting, change in tax rate, deferred tax asset, provisional income tax expense	18.0
Tax Cuts and Jobs Act of 2017, incomplete accounting, transition tax for accumulated foreign earnings, provisional income tax expense	$ 0.2